Note 6 - Loan Receivable	12 Months Ended
Dec. 31, 2012
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
6.	LOAN RECEIVABLE

iSTAR Investment Services has loan receivable due from third parties, which consisted of the following:

	As of December 31,
	2011	2012	Interest rate	Period

A (i)	$1,929,955	-	10% per annum	December 2, 2011 to June 1, 2012
B (i)	6,433,186	-	2% per month	December 23, 2011 to June 23, 2012
C (ii)	1,202,362	1,205,604	6% per annum	December 1, 2011 to November 30, 2012
	$9,565,503	$1,205,604

(i)	The principal and its return are pledged by the third parties' purchased securities.

(ii)	The principal and its return are guaranteed by a third party individual. There is an interest of 1.25% per month charged on overdue balance.